UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.1%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$280,139
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	316,621
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,709,267

Total Albania			$2,306,027

Argentina — 1.4%
Republic of Argentina, 0.75%, 9/21/17	USD	2,239	$2,224,231
Republic of Argentina, 15.50%, 10/17/26	ARS	78,634	4,954,944

Total Argentina			$7,179,175

Barbados — 0.7%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,111,210
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	637,470

Total Barbados			$3,748,680

Belarus — 0.9%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	2,050	$2,183,558
Republic of Belarus, 7.625%, 6/29/27(1)	USD	2,350	2,524,922

Total Belarus			$4,708,480

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$108,555
Republic of Srpska, 1.50%, 10/30/23	BAM	619	348,647
Republic of Srpska, 1.50%, 12/15/23	BAM	34	18,706
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,322,763
Republic of Srpska, 1.50%, 6/9/25	BAM	427	225,771
Republic of Srpska, 1.50%, 12/24/25	BAM	523	281,652
Republic of Srpska, 1.50%, 9/25/26	BAM	361	191,941
Republic of Srpska, 1.50%, 9/26/27	BAM	109	55,748

Total Bosnia and Herzegovina			$3,553,783

Brazil — 0.3%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,686,574

Total Brazil			$1,686,574

Colombia — 0.7%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,269,517
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,414,929

Total Colombia			$3,684,446

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	62,815	$90,046

Total Costa Rica			$90,046

Croatia — 1.3%
Croatia, 6.75%, 11/5/19(1)	USD	6,000	$6,539,436

Total Croatia			$6,539,436

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 7.2%
Dominican Republic, 9.04%, 1/23/18(1)	USD	111	$114,040
Dominican Republic, 9.04%, 1/23/18(2)	USD	372	380,293
Dominican Republic, 10.375%, 3/4/22(1)	DOP	597,600	12,778,682
Dominican Republic, 10.40%, 5/10/19(1)	DOP	279,000	5,941,620
Dominican Republic, 14.00%, 6/8/18(1)	DOP	13,400	292,370
Dominican Republic, 15.00%, 4/5/19(1)	DOP	409,000	9,369,223
Dominican Republic, 15.95%, 6/4/21(1)	DOP	322,600	8,082,647
Dominican Republic, 16.00%, 7/10/20(1)	DOP	9,900	241,012
Dominican Republic, 16.95%, 2/4/22(1)	DOP	3,600	95,005

Total Dominican Republic			$37,294,892

Ecuador — 1.2%
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	$5,979,975

Total Ecuador			$5,979,975

El Salvador — 1.1%
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	4,680	$4,744,350
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	985	1,021,938

Total El Salvador			$5,766,288

Fiji — 0.5%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,588,219

Total Fiji			$2,588,219

Georgia — 2.5%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$86,964
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	947,040
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	57,593
Georgia Treasury Bond, 10.50%, 2/5/25(5)	GEL	2,934	1,340,084
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,516,036
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,547,173
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,654,290

Total Georgia			$13,149,180

India — 2.7%
India Government Bond, 7.88%, 3/19/30	INR	640,580	$10,716,899
India Government Bond, 7.95%, 8/28/32	INR	191,000	3,227,019

Total India			$13,943,918

Indonesia — 10.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,374,794
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,958,381
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	373,192
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	923,593
Indonesia Government Bond, 8.25%, 5/15/36	IDR	237,518,000	18,936,017
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,519,028
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,147,133
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,569,089
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,628,123
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,441,586
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	505,665
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,925,399
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	776,621
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,047,576

Total Indonesia			$52,126,197

Security	Principal Amount (000’s omitted)		Value
Lebanon — 0.6%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	1,661	$1,675,241
Lebanese Republic, 5.15%, 11/12/18(1)	USD	1,048	1,055,493
Lebanese Republic, 5.45%, 11/28/19(1)	USD	175	175,191

Total Lebanon			$2,905,925

Macedonia — 1.2%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$6,026,640

Total Macedonia			$6,026,640

Malaysia — 0.8%
Malaysia Government Bond, 3.26%, 3/1/18	MYR	17,000	$3,973,350

Total Malaysia			$3,973,350

Mexico — 1.7%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$2,215,635
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,468,704
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,325,994
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,613,375

Total Mexico			$8,623,708

Nigeria — 0.2%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$918,575

Total Nigeria			$918,575

Peru — 3.7%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,041,582
Peru Government Bond, 6.15%, 8/12/32(1)(2)	PEN	6,029	1,914,167
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	479,447
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	1,969,933

Total Peru			$19,405,129

Russia — 5.2%
Russia Government Bond, 6.40%, 5/27/20	RUB	195,995	$3,161,686
Russia Government Bond, 7.60%, 4/14/21	RUB	233,826	3,877,546
Russia Government Bond, 7.70%, 3/23/33	RUB	458,815	7,539,867
Russia Government Bond, 7.75%, 9/16/26	RUB	550,632	9,264,505
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,075,937

Total Russia			$26,919,541

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,691,890

Total Rwanda			$1,691,890

Serbia — 7.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,109,725
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,788,359
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,617,910	26,380,591
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,007,274
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	7,395,975

Total Serbia			$40,681,924

Seychelles — 0.3%
Republic of Seychelles, 7.00% to 1/1/18, 1/1/26(1)(6)	USD	1,670	$1,735,457

Total Seychelles			$1,735,457

Security	Principal Amount (000’s omitted)		Value
South Africa — 1.3%
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	$6,802,120

Total South Africa			$6,802,120

Sri Lanka — 7.4%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,439,349
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	341,366
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	336,690	2,120,279
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,225,324
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	176,840
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,826,192
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	845,000	5,505,983
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	195,340	1,279,564
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	249,536
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,882,408
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	350,341
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	296,237
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	54,000	359,826
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,479,735
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	141,604
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	5,669,332

Total Sri Lanka			$38,343,916

Suriname — 1.4%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	6,808	$6,995,220

Total Suriname			$6,995,220

Tanzania — 1.5%
United Republic of Tanzania, 7.421%, 3/9/20(1)(7)	USD	7,271	$7,614,950

Total Tanzania			$7,614,950

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	352,618	$9,972,775

Total Thailand			$9,972,775

Total Foreign Government Bonds (identified cost $350,155,027)			$346,956,436

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.0%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(7)	ARS	41,123	$2,319,942
YPF SA, 24.104%, 7/7/20(1)(7)	USD	2,550	2,593,781

Total Argentina			$4,913,723

Azerbaijan — 0.0%(3)
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(8)	USD	300	$130,893

Total Azerbaijan			$130,893

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$243,233

Total Colombia			$243,233

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.4%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,355,761
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	1,625	686,469

Total Georgia			$2,042,230

Mexico — 0.2%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$328,043
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	538,113
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	323,577

Total Mexico			$1,189,733

Total Foreign Corporate Bonds (identified cost $10,054,706)			$8,519,812

Sovereign Loans — 1.5%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.9%
Government of Barbados,
Term Loan, 11.44%, Maturing December 20, 2019(9)(10)		$4,700	$4,707,637

Total Barbados			$4,707,637

Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed),
Term Loan, 5.10%, Maturing August 1, 2021(9)(10)		$2,400	$2,374,008

Total Ethiopia			$2,374,008

Kenya — 0.1%
Government of Kenya,
Term Loan, 6.42%, Maturing April 18, 2019(9)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $7,622,527)			$7,811,645

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050	HUF	310.20	5/30/18	$603,173
Put COP/Call USD	Goldman Sachs International	USD	4,300	COP	3,175.00	11/16/17	48,796
Put IDR/Call USD	BNP Paribas	USD	4,300	IDR	14,130.00	11/16/17	16,998
Put MXN/Call USD	Citibank, N.A.	USD	8,600	MXN	20.70	11/16/17	18,086
Put TRY/Call USD	Citibank, N.A.	USD	4,300	TRY	4.03	11/17/17	20,532

Total Currency Options Purchased (identified cost $742,728)							$707,585

Short-Term Investments — 25.8%

Foreign Government Securities — 10.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.8%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	40,150	$2,241,251
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	38,175	2,125,281
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	117,000	6,345,717
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	75,875	4,056,464
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	41,750	2,229,781
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	33,175	1,758,253
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	27,525	1,411,037
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	26,700	1,363,533
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	64,450	3,278,845

Total Egypt			$24,810,162

El Salvador — 1.1%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	5,715	$5,707,188

Total El Salvador			$5,707,188

Georgia — 0.5%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	$475,227
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	1,836,590

Total Georgia			$2,311,817

Kazakhstan — 2.4%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	2,914,000	$8,802,538
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	820,200	2,451,726
National Bank of Kazakhstan Note, 0.00%, 10/6/17	KZT	173,034	516,353
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	192,610	572,858

Total Kazakhstan			$12,343,475

Uruguay — 1.7%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	14,599	$500,165
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	61,317	2,093,254
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	63,216	2,135,174
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	99,670	3,326,187
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	5,840	191,145
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	23,360	765,962

Total Uruguay			$9,011,887

Total Foreign Government Securities (identified cost $54,562,517)			$54,184,529

U.S. Treasury Obligations — 3.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(11)		$7,000	$6,996,990
U.S. Treasury Bill, 0.00%, 9/28/17(11)		11,800	11,781,557

Total U.S. Treasury Obligations (identified cost $18,779,281)			$18,778,547

Repurchase Agreements — 0.1%

Description	Principal Amount (000’s omitted)	Value
Bank of Georgia:
Dated 6/7/17 with an interest rate of 1.00%, collateralized by USD 300,000 Republic of Georgia 6.875%, due 4/12/21 and a market value, including accrued interest, of $343,766.(12)	$338	$337,520

Total Repurchase Agreements (identified cost $337,520)		$337,520

Other — 11.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(13)	60,161,104	$60,173,136

Total Other (identified cost $60,173,136)		$60,173,136

Total Short-Term Investments (identified cost $133,852,454)		$133,473,732

Total Investments — 96.2% (identified cost $502,427,442)		$497,469,210

Currency Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call COP/Put USD	Goldman Sachs International	USD	4,300	COP	2,785.00	11/16/17	$(14,525)
Call MXN/Put USD	Citibank, N.A.	USD	8,600	MXN	18.20	11/16/17	(225,853)
Call TRY/Put USD	Citibank, N.A.	USD	4,300	TRY	3.54	11/17/17	(48,526)

Total Currency Options Written (premiums received $217,597)							$(288,904)

Other Assets, Less Liabilities — 3.9%							$20,103,880

Net Assets — 100.0%							$517,284,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $112,666,048 or 21.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $15,476,658 or 3.0% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2017.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(12)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $276,720.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KES	94,446,000	USD	861,734	Citibank, N.A.	8/1/17	$46,576	$—
KES	39,608,000	USD	381,103	Citibank, N.A.	8/1/17	—	(183)
KES	54,838,000	USD	527,644	Citibank, N.A.	8/1/17	—	(254)
USD	908,746	KES	94,446,000	Citibank, N.A.	8/1/17	437	—
USD	379,860	KES	39,608,000	Citibank, N.A.	8/1/17	—	(1,059)
USD	525,772	KES	54,838,000	Citibank, N.A.	8/1/17	—	(1,618)
BRL	112,816,770	USD	33,931,386	Standard Chartered Bank	8/2/17	2,246,968	—
BRL	113,565,167	USD	36,274,688	Standard Chartered Bank	8/2/17	143,663	—
BRL	748,397	USD	232,097	State Street Bank and Trust Company	8/2/17	7,901	—
USD	36,035,637	BRL	112,816,770	Standard Chartered Bank	8/2/17	—	(142,717)
USD	36,075,339	BRL	113,565,167	Standard Chartered Bank	8/2/17	—	(343,013)
USD	239,051	BRL	748,397	State Street Bank and Trust Company	8/2/17	—	(947)
USD	3,369,198	ZAR	44,184,000	Credit Agricole Corporate and Investment Bank	8/2/17	16,528	—
USD	963,414	ZAR	12,634,302	Credit Agricole Corporate and Investment Bank	8/2/17	4,726	—
ZAR	44,184,000	USD	3,283,477	Citibank, N.A.	8/2/17	69,193	—
ZAR	4,223,849	USD	313,890	Citibank, N.A.	8/2/17	6,615	—
ZAR	8,410,453	USD	632,227	JPMorgan Chase Bank, N.A.	8/2/17	5,956	—
EUR	10,599,306	USD	12,536,859	Standard Chartered Bank	8/3/17	11,254	—
KZT	1,120,000,000	USD	3,328,380	Deutsche Bank AG	8/3/17	70,236	—
USD	11,898,781	EUR	10,599,306	Standard Chartered Bank	8/3/17	—	(649,333)
USD	3,423,925	KZT	1,120,000,000	Deutsche Bank AG	8/3/17	25,308	—
CZK	5,349,000	EUR	202,940	Goldman Sachs International	8/7/17	2,554	—
EUR	205,336	CZK	5,349,000	Citibank, N.A.	8/7/17	282	—
PEN	12,650,000	USD	3,860,238	UBS AG	8/7/17	41,503	—
PLN	15,423,293	EUR	3,642,923	HSBC Bank USA, N.A.	8/7/17	—	(24,326)
PLN	15,000,000	USD	3,896,740	HSBC Bank USA, N.A.	8/7/17	274,827	—
RON	7,082,000	EUR	1,547,302	Deutsche Bank AG	8/7/17	6,368	—
RUB	36,309,880	USD	605,215	Deutsche Bank AG	8/7/17	1,502	—
RUB	307,561,000	USD	5,103,900	Goldman Sachs International	8/7/17	35,267	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RUB	142,432,000	USD	2,423,467	Goldman Sachs International	8/7/17	$—	$(43,510)
RUB	292,000,000	USD	4,968,352	Goldman Sachs International	8/7/17	—	(89,201)
USD	2,301,323	PEN	7,477,000	State Street Bank and Trust Company	8/7/17	—	(4,867)
USD	5,520,940	PEN	17,937,534	State Street Bank and Trust Company	8/7/17	—	(11,677)
USD	3,985,790	RUB	230,000,000	Australia and New Zealand Banking Group Limited	8/7/17	142,623	—
USD	5,126,444	RUB	307,561,000	Deutsche Bank AG	8/7/17	—	(12,723)
USD	3,995,053	RUB	240,741,880	Goldman Sachs International	8/7/17	—	(27,605)
TRY	15,097,000	USD	4,132,315	BNP Paribas	8/8/17	148,530	—
TRY	13,339,000	USD	3,648,822	Citibank, N.A.	8/8/17	133,531	—
COP	20,436,000,000	USD	6,822,233	The Bank of Nova Scotia	8/9/17	15,980	—
EUR	34,456,818	USD	38,971,523	Goldman Sachs International	8/10/17	1,835,392	—
TRY	14,285,000	USD	3,863,265	Goldman Sachs International	8/11/17	183,163	—
IDR	250,258,738,000	USD	18,715,131	Bank of America, N.A.	8/14/17	51,017	—
USD	3,601,942	IDR	48,320,048,900	Barclays Bank PLC	8/14/17	—	(21,433)
USD	3,154,151	IDR	42,322,400,000	Deutsche Bank AG	8/14/17	—	(19,478)
RSD	8,724,076	USD	79,686	Deutsche Bank AG	8/17/17	6,209	—
EGP	122,947,000	USD	6,977,696	Citibank, N.A.	8/21/17	—	(153,196)
PLN	5,100,000	EUR	1,206,440	Barclays Bank PLC	8/21/17	—	(11,279)
PLN	12,300,000	EUR	2,903,024	Citibank, N.A.	8/21/17	—	(19,351)
PLN	6,300,000	EUR	1,497,604	Morgan Stanley & Co. International PLC	8/21/17	—	(22,577)
PLN	6,300,000	EUR	1,492,070	State Street Bank and Trust Company	8/21/17	—	(16,020)
RUB	240,741,880	USD	3,982,694	Goldman Sachs International	8/22/17	28,609	—
RUB	400,000,000	USD	6,646,671	Goldman Sachs International	8/22/17	18,231	—
RUB	5,000,326	USD	83,594	Goldman Sachs International	8/22/17	—	(278)
RUB	4,707,000	USD	77,834	HSBC Bank USA, N.A.	8/22/17	595	—
USD	126,738	RUB	7,581,000	Goldman Sachs International	8/22/17	421	—
USD	5,013,704	RUB	301,727,211	Goldman Sachs International	8/22/17	—	(13,752)
USD	5,088,110	RUB	307,561,000	Goldman Sachs International	8/22/17	—	(36,550)
USD	1,352,228	RUB	81,776,000	HSBC Bank USA, N.A.	8/22/17	—	(10,344)
USD	3,613,627	RUB	215,361,300	Standard Chartered Bank	8/22/17	25,221	—
MXN	311,683,772	USD	16,978,959	Goldman Sachs International	8/23/17	469,846	—
USD	2,101,758	MXN	38,582,098	Goldman Sachs International	8/23/17	—	(58,160)
COP	30,800,000,000	USD	10,173,746	State Street Bank and Trust Company	8/24/17	115,146	—
CZK	82,628,500	EUR	3,121,590	HSBC Bank USA, N.A.	8/24/17	56,389	—
RON	39,742,499	EUR	8,701,721	BNP Paribas	8/30/17	7,505	—
BRL	113,565,167	USD	35,850,986	Standard Chartered Bank	9/5/17	331,245	—
TRY	13,311,000	USD	3,713,281	Deutsche Bank AG	9/5/17	26,448	—
UGX	9,757,170,000	USD	2,588,109	Citibank, N.A.	9/11/17	79,447	—
DOP	492,000,000	USD	10,220,149	Citibank, N.A.	9/14/17	52,051	—
COP	44,760,140,000	USD	14,724,457	Standard Chartered Bank	9/21/17	179,132	—
MXN	311,683,772	USD	17,634,580	HSBC Bank USA, N.A.	9/21/17	—	(266,066)
PHP	741,074,000	USD	14,724,300	Deutsche Bank AG	9/21/17	—	(82,962)
CZK	105,655,000	EUR	3,937,062	JPMorgan Chase Bank, N.A.	9/22/17	140,042	—
CZK	82,628,500	EUR	3,076,037	JPMorgan Chase Bank, N.A.	9/25/17	113,387	—
PLN	1,552,000	USD	418,697	Goldman Sachs International	9/26/17	12,920	—
PLN	63,079,555	USD	16,607,356	State Street Bank and Trust Company	9/26/17	935,290	—
CZK	125,521,000	EUR	4,671,708	JPMorgan Chase Bank, N.A.	9/27/17	173,885	—
USD	5,274,644	EUR	4,515,189	Standard Chartered Bank	9/28/17	—	(86,829)
USD	13,954,066	EUR	12,144,531	Standard Chartered Bank	9/28/17	—	(466,719)
CZK	53,082,000	EUR	1,975,512	Societe Generale	9/29/17	73,822	—
TRY	24,188,453	USD	6,692,218	Goldman Sachs International	9/29/17	62,222	—
CZK	2,910,000	EUR	112,055	JPMorgan Chase Bank, N.A.	10/4/17	—	(401)
CZK	53,082,000	EUR	2,041,772	Societe Generale	10/4/17	—	(4,659)
USD	302,823	EUR	262,710	Standard Chartered Bank	10/5/17	—	(9,246)
USD	2,173,832	EUR	1,885,877	Standard Chartered Bank	10/5/17	—	(66,375)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	5,349,000	EUR	205,626	Citibank, N.A.	10/11/17	$—	$(324)
UGX	5,996,500,000	USD	1,582,190	Barclays Bank PLC	10/11/17	40,604	—
USD	3,565,378	IDR	48,400,000,000	JPMorgan Chase Bank, N.A.	10/13/17	—	(40,916)
COP	47,941,000,000	USD	15,702,915	UBS AG	10/18/17	208,667	—
IDR	163,095,944,224	USD	12,097,311	Credit Agricole Corporate and Investment Bank	10/18/17	47,190	—
MXN	218,200,000	USD	12,239,680	JPMorgan Chase Bank, N.A.	10/18/17	—	(131,450)
USD	1,512,840	EUR	1,293,136	Deutsche Bank AG	10/19/17	—	(24,379)
USD	5,577,107	EUR	4,760,655	Goldman Sachs International	10/20/17	—	(82,428)
ARS	118,800,000	USD	6,662,928	Citibank, N.A.	10/24/17	—	(249,562)
ARS	127,700,000	USD	7,556,213	UBS AG	10/24/17	—	(662,385)
USD	12,592,770	EUR	10,599,306	Standard Chartered Bank	10/26/17	—	(11,779)
ZAR	12,634,302	USD	949,292	Credit Agricole Corporate and Investment Bank	11/2/17	—	(4,675)
ZAR	44,184,000	USD	3,319,812	Credit Agricole Corporate and Investment Bank	11/2/17	—	(16,348)
UGX	8,982,310,000	USD	2,399,762	Citibank, N.A.	12/8/17	—	(16,997)
UGX	4,407,970,000	USD	1,178,602	JPMorgan Chase Bank, N.A.	12/13/17	—	(11,265)
UGX	9,034,100,000	USD	2,415,535	Citibank, N.A.	1/8/18	—	(43,965)
UGX	3,428,449,000	USD	916,698	Standard Chartered Bank	1/11/18	—	(17,590)
KZT	1,120,000,000	USD	3,322,358	Deutsche Bank AG	1/29/18	—	(39,984)
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	—	(45,744)
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(56,857)
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	—	(95,585)
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(38,280)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	—	(59,584)
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	—	(74,018)
UGX	13,316,530,000	USD	3,506,195	Standard Chartered Bank	4/18/18	—	(128,248)

						$8,732,424	$(4,571,071)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Depreciation
8/24/17	COP	27,783,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$9,304,268	$(1,126)
8/24/17	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	2,099,637	(13,929)
8/24/17	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,140,894	(12,496)
8/24/17	COP	15,764,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	5,279,333	(24,834)
8/24/17	COP	18,490,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	6,191,950	(44,495)
9/22/17	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	5,692,978	(44,013)

						$(140,893)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	238	Short	Sep-17	$ (23,883,773)	$(23,863,219)	$20,554
U.S. 10-Year Deliverable Interest Rate Swap	147	Short	Sep-17	(15,059,198)	(14,984,813)	74,385

						$94,939

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate	9.31%		1/2/19	$64,138
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate	9.33		1/2/19	32,722
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	33,948
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate	9.35		1/2/19	67,426
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate	9.38		1/2/19	104,245
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate	9.39		1/2/19	125,794
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day	6.83		6/28/19	(92,060)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(40,967)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(47,725)
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day	7.16		4/21/20	52,694
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day	6.78		7/11/22	(18,247)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08		6/27/24	(191,842)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day	6.21		6/29/26	(436,461)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day	7.43		6/22/37	(16,928)
LCH.Clearnet(1)	EUR	20,440	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(3,849)
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	129,977
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	151,259
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	(15,923)
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(8,429)
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR	5.36		7/30/20	90,788
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	6,095
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(11,702)
LCH.Clearnet(1)	USD	8,730	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(6,638)
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR	7.67		5/15/24	39,672
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR	8.79		3/18/26	365,240
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR	8.12		10/6/26	95,830

								$469,057

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$1,363,092
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	(16,899)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	117,186
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	297,369
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	475,591
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate	2.03	4/24/22	89,216
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(2,384)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate	8.07	5/10/22	(34,527)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate	7.85%	5/23/22	$(16,144)
Deutsche Bank AG	BRL	32,650	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	153,715
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	196,529
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,916
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	4,317
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	5,005
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	60,184
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	127,785
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	27,528
Goldman Sachs International	COP	220,000,000	Pays	Colombia Overnight Interbank Reference Rate	5.13	4/24/19	68,843
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	30,863
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	386,383
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	33,665
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	91,946
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	16,625
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	16,604
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	33,761
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	55,243
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	181,329
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	2,167,367
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	90,846
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	192,164
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	411,166
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	11,892
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	13,429
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	(42,513)

							$6,635,092

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$100	1.00	%(1)	6/20/22	1.90%	$(3,919)	$4,193	$274

Total		$100					$(3,919)	$4,193	$274

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$(656)	$(2,181)	$(2,837)
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	(236)	(1,643)	(1,879)

Total						$(892)	$(3,824)	$(4,716)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00	%(1)	6/20/22	2.89%	$(124,677)	$140,567	$15,890
El Salvador	Citibank, N.A.	8,490	1.00	(1)	9/20/17	2.38	(6,658)	30,172	23,514
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	0.18	6,049	2,335	8,384
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	0.18	7,073	1,072	8,145
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	0.18	2,140	431	2,571
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	0.18	1,582	284	1,866
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	0.18	1,047	313	1,360
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	0.18	1,003	280	1,283
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	0.18	2,652	696	3,348
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	0.18	1,745	541	2,286
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	0.18	3,025	1,264	4,289
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	0.18	4,653	1,796	6,449
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	0.18	1,884	808	2,692
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	0.18	1,187	483	1,670
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	0.18	11,634	2,091	13,725
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	0.18	931	214	1,145
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	0.23	26,678	11,712	38,390
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	0.79	42,145	134,994	177,139
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	0.79	17,786	56,222	74,008

Total		$47,358					$1,879	$386,275	$388,154

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
Lebanon	Goldman Sachs International	$199	5.00	%(1)	12/20/18	$(7,370)	$2,880	$(4,490)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(7,962)	3,364	(4,598)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	(1,319)	(3,320)	(4,639)
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	3,809	(7,514)	(3,705)
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	5,623	(10,112)	(4,489)
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	(1,319)	(3,837)	(5,156)
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	(242)	(1,052)	(1,294)
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	4,099	(7,345)	(3,246)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	5,441	(10,334)	(4,893)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	(242)	(1,154)	(1,396)
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	(242)	(1,404)	(1,646)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Depreciation
South Africa	Credit Suisse International	$775	1.00	%(1)	12/20/20	$5,623	$(10,752)	$(5,129)
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	5,732	(11,517)	(5,785)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	6,095	(15,052)	(8,957)
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	1,728	(8,922)	(7,194)
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	4,425	(8,264)	(3,839)
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	5,913	(11,265)	(5,352)
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	5,950	(11,518)	(5,568)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(440)	(1,516)	(1,956)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	(440)	(1,820)	(2,260)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,134)	(1,376)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,175)	(1,417)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	(242)	(1,623)	(1,865)

Total						$34,136	$(124,386)	$(90,250)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $47,458,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized
Deutsche Bank AG	3-month ZAR JIBAR + 50bp on ZAR 47,360,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	7/29/19/ 7/29/22	$(35,455)
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	Not Applicable/ 4/3/19	(3,781,356)
Goldman Sachs International	9.56% on TRY 16,903,000 plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 plus TRY 16,903,000	Not Applicable/ 7/28/23	(979,433)
Goldman Sachs International	9.51% on TRY 43,482,000 plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 plus TRY 43,482,000	Not Applicable/ 7/29/23	(2,600,427)

				$(7,396,671)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ALL	-	Albanian Lek

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	$—	$—
Options written	17,200	217,597

Outstanding, end of period	$17,200	$217,597

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$187,652	$(151,637)
Credit	Credit default swaps (centrally cleared)*	274	(4,716)

Total		$187,926	$(156,353)

Foreign Exchange	Currency options purchased	$707,585	$—
Foreign Exchange	Currency options written	—	(288,904)
Foreign Exchange	Forward foreign currency exchange contracts	$8,732,424	$(4,571,071)

Total		$9,440,009	$(4,859,975)

Interest Rate	Cross-currency swaps	$—	$(7,396,671)
Interest Rate	Financial futures contracts*	94,939	—
Interest Rate	Interest rate swaps	6,747,559	(112,467)
Interest Rate	Interest rate swaps (centrally cleared)	1,359,828	(890,771)
Interest Rate	Non-deliverable bond forward contracts	—	(140,893)

Total		$8,202,326	$(8,540,802)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Bank of Georgia	6/7/17	On Demand	0.00%	$337,520	$337,520	$331,139

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$505,132,782

Gross unrealized appreciation	$11,078,360
Gross unrealized depreciation	(18,741,932)

Net unrealized depreciation	$(7,663,572)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$346,956,436	$—	$346,956,436
Foreign Corporate Bonds	—	8,519,812	—	8,519,812
Sovereign Loans	—	7,811,645	—	7,811,645
Currency Options Purchased	—	707,585	—	707,585
Short-Term Investments —
Foreign Government Securities	—	54,184,529	—	54,184,529
U.S. Treasury Obligations	—	18,778,547	—	18,778,547
Repurchase Agreements	—	337,520	—	337,520
Other	—	60,173,136	—	60,173,136
Total Investments	$—	$497,469,210	$—	$497,469,210
Forward Foreign Currency Exchange Contracts	$—	$8,732,424	$—	$8,732,424
Futures Contracts	94,939	—	—	94,939
Swap Contracts	—	8,295,039	—	8,295,039
Total	$94,939	$514,496,673	$—	$514,591,612

Liability Description
Currency Options Written	$—	$(288,904)	$—	$(288,904)
Forward Foreign Currency Exchange Contracts	—	(4,571,071)	—	(4,571,071)
Non-deliverable Bond Forward Contracts	—	(140,893)	—	(140,893)
Swap Contracts	—	(8,556,357)	—	(8,556,357)
Total	$—	$(13,557,225)	$—	$(13,557,225)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017